Summary of prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expenses And Other Current Assets
Prepaid insurance	$ 428	$ 421
Prepaid research and development	1,998	1,329
Other	62	22
Total	$ 2,488	$ 1,772